Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value (in New Shekels per share)	₪ 1.00	₪ 1.00
Ordinary shares, shares authorized	250,000,000	160,000,000
Ordinary shares, shares issued	82,598,738	75,932,058
Ordinary shares, shares outstanding	82,598,738	75,932,058